Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 50,000,000 shares of preferred stock Series A, with a par value of $0.001 per share. There were 531,600 and 531,600 preferred shares issued and outstanding at June 30, 2021 and December 31, 2020.

Common Stock

The Company has authorized 7,400,000,000 shares of common stock with a par value of $0.001 per share.

As of June 30, 2021 and December 31, 2020, the Company has 238,424,776 shares and 172,883,435 shares of common stock issued and outstanding, respectively.

Preferred stock issued for services and acquisition of a non-wholly owned subsidiary

During the year ended December 31, 2020, the Company issued an aggregate of 531,600 shares of preferred stock to one consultant and vendors for the services rendered and to be rendered. These shares were valued at the fair market value on the grant date using the reported closing share price on the date of grant. At the end of each financial reporting period prior to issuance of these shares, the fair value of these shares is measured using the fair value of the Company’s preferred stock at reporting date. During the year ended December 31, 2020, the fair value of the above mentioned shares issued and the change in value of the shares to be issued was $202,008. The Company recognizes stock-based professional fees over the period during which the services are rendered by such consultant or vendor. For the year ended December 31, 2020, the Company recorded stock-based consulting and service fees to service provider of $202,008. In connection with the issuance/future issuance of shares to consultants and vendors, the Company recorded prepaid expenses of $0 which will be amortized over the remaining service period.

Common stock issued for services

During the period ended June 30, 2021, the Company completed the following transactions -

●	the Company issued an aggregate of 8,333,335 shares of common stock to the Board of Directors and Advisory Committee members for the services rendered, at the price of $0.06 per share. For the period ended June 30, 2021, the Company recorded stock-based service fee of $500,000.

●	the Company issued 18,500,000 shares of common stock to certain consultants for the business consultancy services rendered under 2020 Stock Incentive Plan. For the period ended June 30, 2021, the Company recorded stock-based service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $740,000.

●	the Company issued 6,747,638 shares of common stock to certain consultants for the consultancy services rendered. For the period ended June 30, 2021, the Company recorded service fee to the consultants at the price of $0.038 per share, in an aggregate amount of $256,410.

●	the Company issued 625,000 shares of common stock to certain consultants for the consultancy services rendered. For the period ended June 30, 2021, the Company recorded service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $25,000.

●	the Company issued 1,000,000 shares of common stock to certain consultants for the consultancy services rendered. For the period ended June 30, 2021, the Company recorded service fee to the consultants at the price of $0.03 per share, in an aggregate amount of $30,000.

●	the Company issued 13,935,337 shares of common stock to the vendor for the business marketing services rendered. For the period ended June 30, 2021, the Company recorded service fee to the vendor at the price of $0.043 per share, in an aggregate amount of $599,220.

Common stock issued for debt conversion

In January 2021, the Company issued 12,452,413 shares of its common stock upon conversion of debt (note 5).

In June 2021, the Company issued 3,948,278 shares of its common stock upon conversion of debt (note 5).

NOTE 11 –  STOCKHOLDERS’ DEFICIT

In March 2020, an amendment to The Company’s Articles of Incorporation to increase the number of shares of common stock which the Company is authorized to issue from 250,000,000 to 7,450,000,000 was approved. The Company issued the remaining 140,378,844 shares of common stock to Peak Equity shareholders in April 13, 2020.

Effective May 20, 2020, the Board of Directors of the Company and one stockholder holding an aggregate of 4,679,260,000 shares of common stock on such date approved an amendment to the Company’s Articles of Incorporation effecting a fifty-for-one (50:1) reverse split (the “Reverse Stock Split”) of the Company’s outstanding shares of common stock. The Reverse Stock Split was effective on the OTC Markets Group, Inc. as of the opening of business on October 13, 2020. As a result of the Reverse Stock Split, each 50 shares of the Company’s common stock outstanding on such date was exchanged for one share of the Company’s common stock. The number of authorized shares and par value remain unchanged. All share and per share information in this financial statements and footnotes have been retroactively adjusted for the period and years presented, unless otherwise indicated, to give effect to the forward stock split.

As of December 31, 2020 and 2019, the Company has 172,883,435 shares and 3,988,372 shares of common stock issued and outstanding, respectively.

As of December 31, 2020 and 2019, the Company has 531,600 shares and 0 shares of Series A preferred stock issued and outstanding, respectively.

Preferred stock issued for services and acquisition of a non-wholly owned subsidiary

During the year ended December 31, 2020, the Company issued an aggregate of 531,600 shares of preferred stock to one consultant and vendors for the services rendered and to be rendered. These shares were valued at the fair market value on the grant date using the reported closing share price on the date of grant. At the end of each financial reporting period prior to issuance of these shares, the fair value of these shares is measured using the fair value of the Company’s preferred stock at reporting date. During the year ended December 31, 2020, the fair value of the above mentioned shares issued and the change in value of the shares to be issued was $202,008. The Company recognizes stock-based professional fees over the period during which the services are rendered by such consultant or vendor. For the year ended December 31, 2020, the Company recorded stock-based consulting and service fees to service provider of $202,008. In connection with the issuance/future issuance of shares to consultants and vendors, the Company recorded prepaid expenses of $0 which will be amortized over the remaining service period.

Common stock issued for services

During the year ended December 31, 2020, pursuant to consulting and service agreements, the Company issued an aggregate of 16,000 shares of common stock to several consultants and vendors for the services rendered and to be rendered. These shares were valued at the fair market value on the grant date using the reported closing share price on the date of grant. At the end of each financial reporting period prior to issuance of these shares, the fair value of these shares is measured using the fair value of the Company’s preferred stock at reporting date. During the year ended December 31, 2020, the fair value of the above mentioned shares issued and the change in value of the shares to be issued was $276,000. The Company recognizes stock-based professional fees over the period during which the services are rendered by such consultant or vendor. For the year ended December 31, 2020, the Company recorded stock-based consulting and service fees to service provider of $276,000.

Common stock issued for debt conversion

In April 2020, the 10,059 shares of its common stock upon conversion of debt (note 9).

In December 2020, the Company issued 28,160,728 shares of its common stock upon conversion of debt (note 9).